Revenues - Schedule of Revenue Recognition (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
License fees [Member]
Disaggregation of Revenue [Line Items]
Contract with customer, liability, cumulative catch-up adjustment to revenue, modification of contract	$ 1.4